Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Aurora Loan Services Inc
December 26, 2006
November 30, 2006
November 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
STATEMENT TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the PSA dated as of November 1, 2006
clare.obrien@usbank.com
Distribution Date:
12/26/06
Determination date 12/15/06 Accrual Periods: Begin End
Record Date - All other classes 11/30/06 All other Classes: 11/1/2006 11/30/06
Record Date - Pool 1 12/22/06 Pool 1: 11/25/2006 12/25/06
DISTRIBUTION SUMMARY
Deferred
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized Losses/
Interest/
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Neg-Am
Balance (2)
1-A1 5.480000% $308,857,000.00 $308,857,000.00 $2,787,163.09 $1,457,461.87 $4,244,624.96 $0.00 $0.00 $306,069,836.91
1-A2 5.560000% $34,318,000.00 $34,318,000.00 $309,689.80 $164,306.96 $473,996.76 $0.00 $0.00 $34,008,310.20
1-X 0.000000% $905,044.00 $905,044.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,034,600.39
2-A1 6.248767% $44,652,000.00 $44,652,000.00 $920,350.13 $232,516.62 $1,152,866.75 $0.00 $0.00 $43,731,649.87
2-A2 6.248767% $5,882,000.00 $5,882,000.00 $121,237.56 $30,629.37 $151,866.93 $0.00 $0.00 $5,760,762.44
3-A1 6.485700% $107,716,000.00 $107,716,000.00 $901,861.48 $582,178.07 $1,484,039.55 $0.00 $0.00 $106,814,138.52
3-A2 6.485700% $14,190,000.00 $14,190,000.00 $118,807.00 $76,693.40 $195,500.40 $0.00 $0.00 $14,071,193.00
M-1 5.600000% $5,773,000.00 $5,773,000.00 $0.00 $27,838.69 $27,838.69 $0.00 $0.00 $5,773,000.00
M-2 5.640000% $1,804,000.00 $1,804,000.00 $0.00 $8,761.43 $8,761.43 $0.00 $0.00 $1,804,000.00
M-3 5.710000% $1,804,000.00 $1,804,000.00 $0.00 $8,870.17 $8,870.17 $0.00 $0.00 $1,804,000.00
M-4 5.770000% $1,804,000.00 $1,804,000.00 $0.00 $8,963.37 $8,963.37 $0.00 $0.00 $1,804,000.00
M-5 5.902663% $1,804,000.00 $1,804,000.00 $0.00 $9,584.75 $9,584.75 $0.00 $0.00 $1,804,000.00
M-6 5.902663% $1,984,000.00 $1,984,000.00 $0.00 $10,669.08 $10,669.08 $0.00 $0.00 $1,984,000.00
M-7 5.902663% $1,804,000.00 $1,804,000.00 $0.00 $9,169.46 $9,169.46 $0.00 $0.00 $1,804,000.00
B-1-II 6.416270% $4,014,000.00 $4,014,000.00 $285.20 $21,462.42 $21,747.62 $0.00 $0.00 $4,013,714.80
B-2-II 6.416270% $2,372,000.00 $2,372,000.00 $168.53 $12,682.83 $12,851.36 $0.00 $0.00 $2,371,831.47
B-3-II 6.416270% $1,368,000.00 $1,368,000.00 $97.20 $7,314.55 $7,411.75 $0.00 $0.00 $1,367,902.80
B-4-II 6.416270% $912,000.00 $912,000.00 $64.80 $4,876.37 $4,941.17 $0.00 $0.00 $911,935.20
B-5-II 6.416270% $729,000.00 $729,000.00 $51.80 $3,897.88 $3,949.68 $0.00 $0.00 $728,948.20
B-6-II 6.416270% $641,996.00 $641,996.00 $45.61 $3,432.68 $3,478.29 $0.00 $0.00 $641,950.39
P-I NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P-II NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P-III NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
C-X NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
S-X NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-I NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-II 6.248767% $100.00 $100.00 $100.00 $0.52 $100.52 $0.00 $0.00 $0.00
TOTAL: $543,334,140.00 $543,334,140.00 $5,159,922.20 $2,681,310.49 $7,841,232.69 $0.00 $0.00 $538,303,774.19
(1) Reflects the application of Net Funds Cap

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
STATEMENT TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the PSA dated as of November 1, 2006
clare.obrien@usbank.com
Distribution Date:
12/26/06
Determination date 12/15/06 Accrual Periods: Begin End
Record Date - All other classes 11/30/06 All other Classes: 11/1/2006 11/30/06
Record Date - Pool 1 12/22/06 Pool 1: 11/25/2006 12/25/06
AMOUNTS PER $1,000 UNIT
Deferred
Beginning
Principal
Interest
Interest/
Realized Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Neg-Am
Writedown
Balance
Index
Value
1-A1 86362HAA1 1000.00000000 9.02412149 4.71888890 0.00000000 0.00000000 990.97587851 LIBOR 5.32000%
1-A2 86362HAB9 1000.00000000 9.02412145 4.78777784 0.00000000 0.00000000 990.97587855
1-X N/A 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1143.14927230
2-A1 86362HAC7 1000.00000000 20.61162165 5.20730583 0.00000000 0.00000000 979.38837835
2-A2 86362HAD5 1000.00000000 20.61162190 5.20730534 0.00000000 0.00000000 979.38837810
3-A1 86362HAE3 1000.00000000 8.37258606 5.40475018 0.00000000 0.00000000 991.62741394
3-A2 86362HAF0 1000.00000000 8.37258633 5.40474982 0.00000000 0.00000000 991.62741367
M-1 86362HAG8 1000.00000000 0.00000000 4.82222241 0.00000000 0.00000000 1000.00000000
M-2 86362HAH6 1000.00000000 0.00000000 4.85666851 0.00000000 0.00000000 1000.00000000
M-3 86362HAJ2 1000.00000000 0.00000000 4.91694568 0.00000000 0.00000000 1000.00000000
M-4 86362HAK9 1000.00000000 0.00000000 4.96860865 0.00000000 0.00000000 1000.00000000
M-5 86362HAL7 1000.00000000 0.00000000 5.31305432 0.00000000 0.00000000 1000.00000000
M-6 86362HAM5 1000.00000000 0.00000000 5.37756048 0.00000000 0.00000000 1000.00000000
M-7 86362HAN3 1000.00000000 0.00000000 5.08284922 0.00000000 0.00000000 1000.00000000
B-1-II 86362HAP8 1000.00000000 0.07105132 5.34689088 0.00000000 0.00000000 999.92894868
B-2-II 86362HAQ6 1000.00000000 0.07104975 5.34689292 0.00000000 0.00000000 999.92895025
B-3-II 86362HAR4 1000.00000000 0.07105263 5.34689327 0.00000000 0.00000000 999.92894737
B-4-II N/A 1000.00000000 0.07105263 5.34689693 0.00000000 0.00000000 999.92894737
B-5-II N/A 1000.00000000 0.07105624 5.34688615 0.00000000 0.00000000 999.92894376
B-6-II N/A 1000.00000000 0.07104406 5.34688690 0.00000000 0.00000000 999.92895594
P-I N/A 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
P-II N/A 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
P-III N/A 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
R-II 86362HAV5 1000.00000000 1000.00000000 5.20000000 0.00000000 0.00000000 0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid
Shortfall
1-A1 5.48000% $1,457,461.87 $0.00 $0.00 $0.00 $0.00 N/A $1,457,461.87 $0.00
1-A2 5.56000% $164,306.96 $0.00 $0.00 $0.00 $0.00 N/A $164,306.96 $0.00
1-X 0.00000% $0.00 $0.00 N/A N/A N/A N/A $0.00 N/A
2-A1 6.24877% $232,516.62 $0.00 N/A N/A N/A N/A $232,516.62 N/A
2-A2 6.24877% $30,629.37 $0.00 N/A N/A N/A N/A $30,629.37 N/A
3-A1 6.48570% $582,178.07 $0.00 N/A N/A N/A N/A $582,178.07 N/A
3-A2 6.48570% $76,693.40 $0.00 N/A N/A N/A N/A $76,693.40 N/A
M-1 5.60000% $27,838.69 $0.00 $0.00 $0.00 $0.00 $0.00 $27,838.69 $0.00
M-2 5.64000% $8,761.43 $0.00 $0.00 $0.00 $0.00 $0.00 $8,761.43 $0.00
M-3 5.71000% $8,870.17 $0.00 $0.00 $0.00 $0.00 $0.00 $8,870.17 $0.00
M-4 5.77000% $8,963.37 $0.00 $0.00 $0.00 $0.00 $0.00 $8,963.37 $0.00
M-5 6.17000% $9,169.46 $0.00 $415.29 $415.29 $0.00 $0.00 $9,584.75 $0.00
M-6 7.07000% $10,084.37 $0.00 $1,994.33 $584.71 $1,409.62 $0.00 $10,669.08 $0.00
M-7 7.07000% $9,169.46 $0.00 $1,813.39 $0.00 $1,813.39 $0.00 $9,169.46 $0.00
B-1-II 6.41627% $21,462.42 $0.00 N/A N/A N/A N/A $21,462.42 N/A
B-2-II 6.41627% $12,682.83 $0.00 N/A N/A N/A N/A $12,682.83 N/A
B-3-II 6.41627% $7,314.55 $0.00 N/A N/A N/A N/A $7,314.55 N/A
B-4-II 6.41627% $4,876.37 $0.00 N/A N/A N/A N/A $4,876.37 N/A
B-5-II 6.41627% $3,897.88 $0.00 N/A N/A N/A N/A $3,897.88 N/A
B-6-II 6.41627% $3,432.68 $0.00 N/A N/A N/A N/A $3,432.68 N/A
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
STATEMENT TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the PSA dated as of November 1, 2006
clare.obrien@usbank.com
Distribution Date:
12/26/06
Miscellaneous:
Total Pool 1 Pool 2 Pool 3
Reconciliation:
Repurchases 170,000.00 170,000.00 0.00 0.00 Available funds (A):
Current Recoveries 0.00 0.00 0.00 0.00 Servicer remittance 7,673,443.61
Cumulative Recoveries 0.00 0.00 0.00 0.00 Net Funds from Basis Risk Account 1,000.00
Liquidation Proceeds 0.00 0.00 0.00 0.00 Funding Amount 170,864.08
Subsequent Recoveries 0.00 0.00 0.00 0.00 7,845,307.69
Current Realized Losses 0.00 0.00 0.00 0.00 Distributions (B):
Cummulative Realized Losses 0.00 0.00 0.00 0.00 Master Servicing Fee 0.00
Insurance Proceeds 0.00 0.00 0.00 0.00 Trustee fee 4,075.00
Principal Deficiency Amount 0.00 0.00 0.00 0.00 Total interest distributed 2,681,310.49
Current Deferred Interest 0.00 0.00 0.00 0.00 Reserve Fund Withdrawal to Seller 0.00
Current Net Deferred Interest 0.00 0.00 0.00 0.00 Total principal distributed 5,159,922.20
Net WAC 6.20583% 6.09942% 6.24877% 6.48570% 7,845,307.69
Advances Required 2,120,565.17 (A) - (B): 0.00
Advances 2,120,565.17
Unreimbursed Advances 0.00
Basis Risk Account:
Beginning Balance
1,000.00
Deficiency Amount paid by the Certificate Insurer 0.00 Deposit / Withdrawal : Income to X 0.00
Certificate Insurer Reimbursement Amount 0.00 Deposit : required deposit from waterfall 0.00
Withdrawal: for Basis Risk shortfalls 1,000.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 0.00
Supplemental Interest Trust (Swap Account):
Supplemental Interest Trust (Cap Account):
Swap Notional Balance 0.00 Swap Notional Balance 0.00
Deposit: Net Counterparty Payment 0.00 Deposit: Net Counterparty Payment 0.00
Deposit: Counterparty Termination Payment 0.00 Deposit: Counterparty Termination Payment 0.00
Deposit / Withdrawal : Net Trust SWAP Payment to Counterparty 0.00 Deposit / Withdrawal : Net Trust SWAP Payment to Counterparty 0.00
Deposit / Withdrawal : Net Trust CAP Payment to Counterparty 0.00 Deposit / Withdrawal : Net Trust CAP Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00 Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00 Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to X, remaining amounts 0.00 Withdrawal : to X, remaining amounts 0.00
ACCOUNT ACTIVITY

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
STATEMENT TO CERTIFICATEHOLDERS
617-603-6402
Pursuant to Section 4.03 of the PSA dated as of November 1, 2006
clare.obrien@usbank.com
Distribution Date:
12/26/06
Overcollateralization:
Losses:
Pool 2-3
Pool 1 Overcollateralization Amount 1,034,600.39 Current Bankruptcy Losses 0.00
Pool 1 Overcollateralization Floor 1,262,999.66 Cummulative Bankruptcy Losses 0.00
Ending Overcollateralization deficiency amount 228,398.61 Bankruptcy Loss Limit 152,695.90
Overcollateralization release amount 0.00
Excess Overcollateralization Amount 0.00 Current Special Hazard Losses 0.00
Overcollateralization increase amount 0.00 Cummulative Special Hazard Losses 0.00
Special Hazard Loss Limit 2,693,626.56
Stepdown Date:
Current Fraud Losses 0.00
Relevant information: Cummulative Fraud Losses 0.00
Senior Enhancement Percentage 4.900% Fraud Loss Limit 3,649,541.93
Senior Enhancement Percentage for purposes of Stepdown 4.688%
The earlier of:
Certificate Pool principal %:
Pool 2 Pool 3
1) First payment date when Seniors are reduced to zero. NO Initial Senior % 94.499770% 94.499583%
2) later of (x) December 2009 NO Current Senior % 94.499871% 94.499467%
(y) Date when Senior Enhancement % >= 10.0% NO Senior Prepayment % 100.000000% 100.000000%
NO
Subordinate % 5.500129% 5.500533%
Sube Prepayment % 0.000000% 0.000000%
Trigger Event:
Senior Prepayment %:
Relevant information: Group I Start Date Pool 2 Pool 3
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 12/25/06 100.00000% 100.00000%
B) Ending Collateral Balance 357,889,747.50 12/25/13 98.34996% 98.34984%
C) Current Delinquency Rate (A/B) 0.000% 12/25/14 97.79995% 97.79979%
D) Rolling Three Month Delinquency Rate 0.000% 12/25/15 96.69992% 96.69968%
E) Applicable Most Senior Enhancement % Class 0.000% 12/25/16 95.59990% 95.59957%
F) Applicable Most Senior Enhancement % 0.000% 12/25/17 94.49987% 94.49947%
G) Applicable % 0.000% 100.00000% 100.00000%
H) Applicable % multiplied by Most Senior Enhancement % (limit) 0.000%
I) Cumulative Realized Losses 0.00
J) Original Collateral Balance 360,857,044.29
Two Times Test:
K) Cumulative Loss % ( I / J) 0.000% Relevant information: Group II
L) Applicable Cumulative Loss Limit % 100.000% A) Cut-off Subordinate Balance 10,036,996.00
B) Cut-Off Collateral Balance 182,477,096.72
A Trigger Event will occur if either (1) or (2) is True: C) Current Subordinate Balance 10,036,996.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = H). NO D) Current Collateral Balance 182,477,096.72
2) Cumulative Loss % exceeds applicable limit (K > L). NO E) Cumulative Realized Losses 0.00
NO
F) Applicable Loss % times Subordinate Certs 1,419,157.10
G) Initial Subordinate % 5.5004%
H) Current Subordinate % 5.5004%
The Two Times Test will be satisfied if (1), (2), and (3) is True:
1) Current Subordinate % exceeds two times the Initial Subordinate %
NO
2) Condition (1) of the Step Down Condition is True. 0.0000%
3) Cumulative Realized Losses do not exceed applicable Loss Limit. YES
TRUE?: NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Group 3
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
543,164,141.01
4,860,366.09
0.00
538,303,774.92
42,982.90
4,587,696.00
229,687.19
0.00
0.00
4,860,366.09
2,927,687.08
114,609.56
0.00
0.00
0.00
0.00
0.00
2,813,077.52
0.00
0.00
7,673,443.61
958
951
0.9910517545
6.46807%
6.20587%
11.56874%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
114,255.17
354.39
0.00
0.00
0.00
0.00
360,687,044.29
2,797,296.79
0.00
357,889,747.50
30,018.10
2,552,196.00
215,082.69
0.00
0.00
2,797,296.79
1,911,870.16
75,845.93
0.00
0.00
0.00
0.00
0.00
1,836,024.23
0.00
0.00
4,633,321.02
645
641
0.9922445321
6.36076%
6.09942%
11.49762%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
75,845.93
0.00
0.00
0.00
0.00
0.00
53,475,311.23
1,041,799.03
0.00
52,433,512.20
2,024.25
1,035,500.00
4,274.78
0.00
0.00
1,041,799.03
290,672.42
11,809.06
0.00
0.00
0.00
0.00
0.00
278,863.36
0.00
0.00
1,320,662.39
104
102
0.9805181306
6.52276%
6.24877%
11.76370%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
11,454.67
354.39
0.00
0.00
0.00
0.00
129,001,785.49
1,021,270.27
0.00
127,980,515.22
10,940.55
1,000,000.00
10,329.72
0.00
0.00
1,021,270.27
725,144.50
26,954.57
0.00
0.00
0.00
0.00
0.00
698,189.93
0.00
0.00
1,719,460.20
209
208
0.9920832858
6.74544%
6.48570%
11.68680%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
26,954.57
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Group 3
Count
Balance
%
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
6 488,810.48 0.09% 3 238,610.48 0.07% 3 250,200.00 0.48% 0 0.00 0.00%
100K to 199.99K
64 9,769,630.11 1.81% 37 5,824,169.79 1.63% 15 2,283,291.22 4.35% 12 1,662,169.10 1.30%
200K to 299.99K
44 10,902,802.02 2.03% 32 7,969,524.37 2.23% 7 1,787,000.00 3.41% 5 1,146,277.65 0.90%
300K to 399.99K
35 11,817,886.20 2.20% 21 7,094,675.95 1.98% 5 1,721,361.92 3.28% 9 3,001,848.33 2.35%
400K to 499.99K
249 114,079,816.58 21.19% 174 79,476,662.93 22.21% 13 5,973,651.51 11.39% 62 28,629,502.14 22.37%
500K to 599.99K
237 128,627,356.38 23.89% 172 93,210,168.65 26.04% 22 11,945,944.38 22.78% 43 23,471,243.35 18.34%
600K to 699.99K
128 81,602,764.41 15.16% 81 51,638,394.79 14.43% 19 12,198,606.18 23.26% 28 17,765,763.44 13.88%
700K to 799.99K
57 42,248,321.64 7.85% 37 27,405,792.84 7.66% 6 4,367,750.00 8.33% 14 10,474,778.80 8.18%
800K to 899.99K
45 38,086,794.45 7.08% 29 24,507,486.04 6.85% 7 5,962,855.46 11.37% 9 7,616,452.95 5.95%
900K to 999.99K
38 36,516,316.88 6.78% 30 28,956,348.18 8.09% 3 2,844,000.00 5.42% 5 4,715,968.70 3.68%
1000K to 1099.99K
19 19,323,622.44 3.59% 12 12,224,770.91 3.42% 1 1,098,851.53 2.10% 6 6,000,000.00 4.69%
1100K to 1199.99K
3 3,358,270.00 0.62% 1 1,100,000.00 0.31% 0 0.00 0.00% 2 2,258,270.00 1.76%
1200K to 1299.99K
8 10,045,799.99 1.87% 5 6,267,800.00 1.75% 0 0.00 0.00% 3 3,777,999.99 2.95%
1300K to 1399.99K
1 1,359,484.08 0.25% 1 1,359,484.08 0.38% 0 0.00 0.00% 0 0.00 0.00%
1400K to 1499.99K
3 4,229,240.77 0.79% 0 0.00 0.00% 0 0.00 0.00% 3 4,229,240.77 3.30%
1500K to 1599.99K
3 4,540,000.00 0.84% 1 1,500,000.00 0.42% 0 0.00 0.00% 2 3,040,000.00 2.38%
1600K to 1699.99K
1 1,690,500.00 0.31% 1 1,690,500.00 0.47% 0 0.00 0.00% 0 0.00 0.00%
1700K to 1799.99K
3 5,180,358.49 0.96% 2 3,425,358.49 0.96% 0 0.00 0.00% 1 1,755,000.00 1.37%
1900K to 1999.99K
1 1,916,000.00 0.36% 0 0.00 0.00% 0 0.00 0.00% 1 1,916,000.00 1.50%
2000K to 2099.99K
5 10,080,000.00 1.87% 2 4,000,000.00 1.12% 1 2,000,000.00 3.81% 2 4,080,000.00 3.19%
2400K to 2499.99K
1 2,440,000.00 0.45% 0 0.00 0.00% 0 0.00 0.00% 1 2,440,000.00 1.91%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Remaining Principal Balance
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
Group 1
Group 2
Group 3
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1900K to 1999.99K 2000K to 2099.99K 2400K to 2499.99K
Balance
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
3.50% - 3.99%
3 1,857,617.00 0.35% 3 1,857,617.00 0.52% 0 0.00 0.00% 0 0.00 0.00%
4.00% - 4.49%
2 1,111,155.00 0.21% 2 1,111,155.00 0.31% 0 0.00 0.00% 0 0.00 0.00%
4.50% - 4.99%
11 4,948,053.55 0.92% 11 4,948,053.55 1.38% 0 0.00 0.00% 0 0.00 0.00%
5.00% - 5.49%
14 8,337,686.78 1.55% 13 7,965,748.79 2.23% 1 371,937.99 0.71% 0 0.00 0.00%
5.50% - 5.99%
101 56,276,441.91 10.45% 89 48,215,727.12 13.47% 6 5,087,565.36 9.70% 6 2,973,149.43 2.32%
6.00% - 6.49%
250 152,242,315.76 28.28% 186 112,404,951.33 31.41% 25 16,281,698.42 31.05% 39 23,555,666.01 18.41%
6.50% - 6.99%
455 249,593,179.85 46.37% 303 162,720,997.86 45.47% 48 22,636,852.81 43.17% 104 64,235,329.18 50.19%
7.00% - 7.49%
97 55,693,121.26 10.35% 34 18,665,496.85 5.22% 15 6,520,401.68 12.44% 48 30,507,222.73 23.84%
7.50% - 7.99%
16 7,944,960.76 1.48% 0 0.00 0.00% 5 1,235,812.89 2.36% 11 6,709,147.87 5.24%
8.00% - 8.49%
2 299,243.05 0.06% 0 0.00 0.00% 2 299,243.05 0.57% 0 0.00 0.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.36%
Group 2 Weighted Average Rate: 6.52%
Group 3 Weighted Average Rate: 6.75%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
937 534,292,652.36 99.25% 627 353,878,624.94 98.88% 102 52,433,512.20 100.00% 208 127,980,515.22 100.00%
3.00% - 3.99%
13 3,664,963.34 0.68% 13 3,664,963.34 1.02% 0 0.00 0.00% 0 0.00 0.00%
4.00% - 4.99%
1 346,159.22 0.06% 1 346,159.22 0.10% 0 0.00 0.00% 0 0.00 0.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.27%
Group 2 Weighted Average Margin: 2.26%
Group 3 Weighted Average Margin: 2.26%
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
931 532,718,305.85 98.96% 622 352,442,421.48 98.48% 101 52,295,369.15 99.74% 208 127,980,515.22 100.00%
3.00% - 3.99%
15 4,066,993.65 0.76% 14 3,928,850.60 1.10% 1 138,143.05 0.26% 0 0.00 0.00%
4.00% - 4.99%
1 346,159.22 0.06% 1 346,159.22 0.10% 0 0.00 0.00% 0 0.00 0.00%
6.00% - 6.99%
4 1,172,316.20 0.22% 4 1,172,316.20 0.33% 0 0.00 0.00% 0 0.00 0.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.28%
Group 2 Weighted Average Lifetime Rate Floor: 2.26%
Group 3 Weighted Average Lifetime Rate Floor: 2.26%
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
8.00% - 8.99%
3 1,857,617.00 0.35% 3 1,857,617.00 0.52% 0 0.00 0.00% 0 0.00 0.00%
9.00% - 9.99%
13 6,059,208.55 1.13% 13 6,059,208.55 1.69% 0 0.00 0.00% 0 0.00 0.00%
10.00% - 10.99%
91 52,869,112.96 9.82% 79 44,927,016.06 12.55% 6 4,968,947.47 9.48% 6 2,973,149.43 2.32%
11.00% - 11.99%
456 262,406,010.90 48.75% 303 167,081,658.44 46.69% 35 20,073,121.61 38.28% 118 75,251,230.85 58.80%
12.00% - 12.99%
324 182,034,135.60 33.82% 223 124,930,924.15 34.91% 43 20,745,185.50 39.56% 58 36,358,025.95 28.41%
13.00% - 13.99%
63 32,916,589.91 6.11% 20 13,033,323.30 3.64% 17 6,485,157.62 12.37% 26 13,398,108.99 10.47%
14.00% - 14.99%
1 161,100.00 0.03% 0 0.00 0.00% 1 161,100.00 0.31% 0 0.00 0.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.76%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.03%
Group 3 Weighted Average Lifetime Rate Ceiling: 11.95%
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
421 214,704,694.38 39.89% 312 161,716,165.10 45.19% 58 27,050,655.95 51.59% 51 25,937,873.33 20.27%
12
530 323,599,080.54 60.11% 329 196,173,582.40 54.81% 44 25,382,856.25 48.41% 157 102,042,641.89 79.73%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Frequency of Interest Rate Adjustments
Months

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
421 214,704,694.38 39.89% 312 161,716,165.10 45.19% 58 27,050,655.95 51.59% 51 25,937,873.33 20.27%
12
530 323,599,080.54 60.11% 329 196,173,582.40 54.81% 44 25,382,856.25 48.41% 157 102,042,641.89 79.73%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
527 322,084,167.82 59.83% 327 195,098,271.91 54.51% 44 25,382,856.25 48.41% 156 101,603,039.66 79.39%
1 Year Treasury or CMT
3 1,514,912.72 0.28% 2 1,075,310.49 0.30% 0 0.00 0.00% 1 439,602.23 0.34%
6 Month LIBOR
421 214,704,694.38 39.89% 312 161,716,165.10 45.19% 58 27,050,655.95 51.59% 51 25,937,873.33 20.27%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
17 6,971,069.52 1.30% 6 2,570,872.04 0.72% 3 1,182,800.00 2.26% 8 3,217,397.48 2.51%
3 Units
1 648,859.38 0.12% 0 0.00 0.00% 0 0.00 0.00% 1 648,859.38 0.51%
4 Units
1 825,000.00 0.15% 1 825,000.00 0.23% 0 0.00 0.00% 0 0.00 0.00%
Condominium
46 26,699,252.10 4.96% 28 15,353,098.61 4.29% 3 1,540,000.00 2.94% 15 9,806,153.49 7.66%
Cooperative
5 2,441,328.31 0.45% 4 2,331,701.18 0.65% 0 0.00 0.00% 1 109,627.13 0.09%
High Rise Condo
11 4,693,912.87 0.87% 9 4,080,058.94 1.14% 1 189,303.93 0.36% 1 424,550.00 0.33%
Low Rise Condo
11 3,625,510.10 0.67% 5 2,115,468.72 0.59% 3 942,143.05 1.80% 3 567,898.33 0.44%
Planned Unit Development
338 185,060,633.26 34.38% 261 140,201,527.60 39.17% 26 11,719,904.65 22.35% 51 33,139,201.01 25.89%
Single Family
521 307,338,209.38 57.09% 327 190,412,020.41 53.20% 66 36,859,360.57 70.30% 128 80,066,828.40 62.56%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2004
4 1,796,463.32 0.33% 4 1,796,463.32 0.50% 0 0.00 0.00% 0 0.00 0.00%
2005
17 7,588,614.57 1.41% 11 4,495,325.31 1.26% 4 2,025,239.26 3.86% 2 1,068,050.00 0.83%
2006
930 528,918,697.03 98.26% 626 351,597,958.87 98.24% 98 50,408,272.94 96.14% 206 126,912,465.22 99.17%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
1 680,000.00 0.13% 0 0.00 0.00% 0 0.00 0.00% 1 680,000.00 0.53%
15.00%-19.99%
1 424,550.00 0.08% 0 0.00 0.00% 0 0.00 0.00% 1 424,550.00 0.33%
20.00%-24.99%
3 1,234,500.00 0.23% 0 0.00 0.00% 0 0.00 0.00% 3 1,234,500.00 0.96%
25.00%-29.99%
1 450,000.00 0.08% 1 450,000.00 0.13% 0 0.00 0.00% 0 0.00 0.00%
30.00%-34.99%
3 1,208,551.55 0.22% 3 1,208,551.55 0.34% 0 0.00 0.00% 0 0.00 0.00%
35.00%-39.99%
5 1,386,137.87 0.26% 4 1,036,137.87 0.29% 1 350,000.00 0.67% 0 0.00 0.00%
40.00%-44.99%
5 3,378,000.00 0.63% 3 2,318,000.00 0.65% 0 0.00 0.00% 2 1,060,000.00 0.83%
45.00%-49.99%
8 6,620,950.18 1.23% 5 4,371,700.18 1.22% 0 0.00 0.00% 3 2,249,250.00 1.76%
50.00%-54.99%
28 18,176,325.55 3.38% 17 12,013,150.85 3.36% 2 1,491,570.00 2.84% 9 4,671,604.70 3.65%
55.00%-59.99%
17 15,390,660.80 2.86% 8 7,046,853.96 1.97% 3 2,220,000.00 4.23% 6 6,123,806.84 4.78%
60.00%-64.99%
46 28,796,790.87 5.35% 28 20,024,944.90 5.60% 4 1,642,500.00 3.13% 14 7,129,345.97 5.57%
65.00%-69.99%
43 30,535,324.05 5.67% 24 15,580,007.95 4.35% 5 4,017,201.53 7.66% 14 10,938,114.57 8.55%
70.00%-74.99%
86 52,775,909.51 9.80% 51 32,603,752.86 9.11% 12 6,214,973.93 11.85% 23 13,957,182.72 10.91%
75.00%-79.99%
140 85,826,151.70 15.94% 96 58,840,630.70 16.44% 14 8,559,813.93 16.33% 30 18,425,707.07 14.40%
80.00%-84.99%
548 286,411,136.09 53.21% 394 200,041,427.66 55.89% 54 26,041,112.78 49.67% 100 60,328,595.65 47.14%
85.00%-89.99%
6 2,002,290.38 0.37% 3 1,106,289.63 0.31% 1 138,143.05 0.26% 2 757,857.70 0.59%
90.00%-94.99%
9 2,585,646.37 0.48% 3 827,449.39 0.23% 6 1,758,196.98 3.35% 0 0.00 0.00%
95.00%-99.99%
1 420,850.00 0.08% 1 420,850.00 0.12% 0 0.00 0.00% 0 0.00 0.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 75
Group 2 Weighted Average LTV: 76
Group 3 Weighted Average LTV: 73
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
313 - 336
5 2,214,513.32 0.41% 4 1,796,463.32 0.50% 0 0.00 0.00% 1 418,050.00 0.33%
337 - 360
946 536,089,261.60 99.59% 637 356,093,284.18 99.50% 102 52,433,512.20 100.00% 207 127,562,465.22 99.67%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 358
Group 2 Weighted Average Remaining Amortization Months: 357
Group 3 Weighted Average Remaining Amortization Months: 358
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
313 - 336
5 2,214,513.32 0.41% 4 1,796,463.32 0.50% 0 0.00 0.00% 1 418,050.00 0.33%
337 - 360
946 536,089,261.60 99.59% 637 356,093,284.18 99.50% 102 52,433,512.20 100.00% 207 127,562,465.22 99.67%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 358
Group 2 Weighted Average Remaining Months: 357
Group 3 Weighted Average Remaining Months: 358

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
951 538,303,774.92 100.00% 641 357,889,747.50 100.00% 102 52,433,512.20 100.00% 208 127,980,515.22 100.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
Group 3 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
951 538,303,774.92 100.00% 641 357,889,747.50 100.00% 102 52,433,512.20 100.00% 208 127,980,515.22 100.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360
Group 3 Weighted Average Original Remaining Months: 360

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Group 3
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
3 705,178.14 0.13% 2 233,978.15 0.07% 0 0.00 0.00% 1 471,199.99 0.37%
ARIZONA
37 20,531,693.33 3.81% 33 18,284,369.08 5.11% 3 835,769.21 1.59% 1 1,411,555.04 1.10%
ARKANSAS
1 999,999.00 0.19% 1 999,999.00 0.28% 0 0.00 0.00% 0 0.00 0.00%
CALIFORNIA
493 299,462,307.11 55.63% 317 187,159,214.71 52.30% 51 28,604,268.67 54.55% 125 83,698,823.73 65.40%
COLORADO
25 12,926,029.74 2.40% 16 7,982,180.34 2.23% 2 1,503,165.00 2.87% 7 3,440,684.40 2.69%
CONNECTICUT
3 1,780,924.70 0.33% 1 744,000.00 0.21% 1 552,570.00 1.05% 1 484,354.70 0.38%
DISTRICT OF COLUMBIA
1 623,200.00 0.12% 1 623,200.00 0.17% 0 0.00 0.00% 0 0.00 0.00%
FLORIDA
65 33,637,784.88 6.25% 39 19,586,150.96 5.47% 13 5,460,216.52 10.41% 13 8,591,417.40 6.71%
GEORGIA
15 7,335,148.25 1.36% 13 5,312,148.25 1.48% 0 0.00 0.00% 2 2,023,000.00 1.58%
HAWAII
5 2,905,500.99 0.54% 3 1,639,700.99 0.46% 1 553,300.00 1.06% 1 712,500.00 0.56%
IDAHO
4 2,113,462.64 0.39% 3 1,463,462.64 0.41% 0 0.00 0.00% 1 650,000.00 0.51%
ILLINOIS
19 10,749,663.35 2.00% 12 7,000,209.33 1.96% 2 1,558,854.02 2.97% 5 2,190,600.00 1.71%
INDIANA
3 911,850.00 0.17% 1 672,000.00 0.19% 1 88,650.00 0.17% 1 151,200.00 0.12%
KANSAS
1 930,300.00 0.17% 1 930,300.00 0.26% 0 0.00 0.00% 0 0.00 0.00%
KENTUCKY
1 975,000.00 0.18% 1 975,000.00 0.27% 0 0.00 0.00% 0 0.00 0.00%
LOUISIANA
1 206,838.01 0.04% 1 206,838.01 0.06% 0 0.00 0.00% 0 0.00 0.00%
MARYLAND
20 9,918,013.77 1.84% 17 8,612,411.54 2.41% 0 0.00 0.00% 3 1,305,602.23 1.02%
MASSACHUSETTS
9 5,487,876.57 1.02% 7 3,984,196.57 1.11% 1 584,000.00 1.11% 1 919,680.00 0.72%
MICHIGAN
7 2,502,366.94 0.46% 6 2,312,537.58 0.65% 1 189,829.36 0.36% 0 0.00 0.00%
MINNESOTA
7 3,160,610.73 0.59% 3 1,112,110.73 0.31% 3 1,572,500.00 3.00% 1 476,000.00 0.37%
MISSISSIPPI
2 240,500.00 0.04% 1 92,000.00 0.03% 1 148,500.00 0.28% 0 0.00 0.00%
NEBRASKA
1 74,400.00 0.01% 0 0.00 0.00% 1 74,400.00 0.14% 0 0.00 0.00%
NEVADA
26 13,774,259.61 2.56% 23 12,491,059.61 3.49% 1 504,000.00 0.96% 2 779,200.00 0.61%
NEW JERSEY
15 10,265,572.51 1.91% 4 2,412,667.47 0.67% 3 1,795,825.76 3.42% 8 6,057,079.28 4.73%
NEW MEXICO
1 150,912.00 0.03% 0 0.00 0.00% 1 150,912.00 0.29% 0 0.00 0.00%
NEW YORK
24 13,644,687.08 2.53% 12 7,949,042.24 2.22% 3 1,549,000.00 2.95% 9 4,146,644.84 3.24%
NORTH CAROLINA
6 2,914,122.96 0.54% 4 2,532,820.96 0.71% 1 268,000.00 0.51% 1 113,302.00 0.09%
NORTH DAKOTA
1 734,729.08 0.14% 0 0.00 0.00% 0 0.00 0.00% 1 734,729.08 0.57%
OHIO
1 490,000.00 0.09% 1 490,000.00 0.14% 0 0.00 0.00% 0 0.00 0.00%
OKLAHOMA
1 336,383.68 0.06% 1 336,383.68 0.09% 0 0.00 0.00% 0 0.00 0.00%
OREGON
13 5,680,987.44 1.06% 10 4,319,087.44 1.21% 1 562,000.00 1.07% 2 799,900.00 0.63%
PENNSYLVANIA
3 1,537,277.65 0.29% 2 1,335,000.00 0.37% 0 0.00 0.00% 1 202,277.65 0.16%
RHODE ISLAND
2 2,390,510.49 0.44% 1 390,510.49 0.11% 1 2,000,000.00 3.81% 0 0.00 0.00%
SOUTH CAROLINA
7 2,616,457.24 0.49% 4 1,053,907.24 0.29% 0 0.00 0.00% 3 1,562,550.00 1.22%
TENNESSEE
1 585,999.21 0.11% 1 585,999.21 0.16% 0 0.00 0.00% 0 0.00 0.00%
TEXAS
25 9,885,075.71 1.84% 17 7,247,852.47 2.03% 3 835,551.66 1.59% 5 1,801,671.58 1.41%
UTAH
12 6,619,865.80 1.23% 9 5,495,865.80 1.54% 2 1,004,000.00 1.91% 1 120,000.00 0.09%
VIRGINIA
60 32,077,819.98 5.96% 53 29,379,883.52 8.21% 2 815,200.00 1.55% 5 1,882,736.46 1.47%
WASHINGTON
24 13,149,583.29 2.44% 16 9,866,724.96 2.76% 3 1,223,000.00 2.33% 5 2,059,858.33 1.61%
WEST VIRGINIA
1 571,000.00 0.11% 0 0.00 0.00% 0 0.00 0.00% 1 571,000.00 0.45%
WISCONSIN
3 1,560,948.51 0.29% 2 938,000.00 0.26% 0 0.00 0.00% 1 622,948.51 0.49%
WYOMING
2 1,138,934.53 0.21% 2 1,138,934.53 0.32% 0 0.00 0.00% 0 0.00 0.00%
Total
951
538,303,774.92
100.00%
641
357,889,747.50
100.00%
102
52,433,512.20
100.00%
208
127,980,515.22
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
VIRGINIA
FLORIDA
ARIZONA
NEVADA
WASHINGTON
MARYLAND
COLORADO
NEW YORK
TEXAS
ILLINOIS
UTAH
GEORGIA
OREGON
MASSACHUSETTS
NORTH CAROLINA
NEW JERSEY
MICHIGAN
HAWAII
IDAHO
PENNSYLVANIA
WYOMING
MINNESOTA
SOUTH CAROLINA
ARKANSAS
KENTUCKY
WISCONSIN
KANSAS
CONNECTICUT
INDIANA
DISTRICT OF
COLUMBIA
TENNESSEE
OHIO
RHODE ISLAND
OKLAHOMA
ALABAMA
LOUISIANA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
RHODE ISLAND
NEW JERSEY
MINNESOTA
ILLINOIS
NEW YORK
COLORADO
WASHINGTON
UTAH
ARIZONA
TEXAS
VIRGINIA
MASSACHUSETTS
OREGON
HAWAII
CONNECTICUT
NEVADA
NORTH CAROLINA
MICHIGAN
NEW MEXICO
MISSISSIPPI
INDIANA
NEBRASKA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0
10
20
30
40
50
60
70
CALIFORNIA
FLORIDA
NEW JERSEY
NEW YORK
COLORADO
ILLINOIS
WASHINGTON
GEORGIA
VIRGINIA
TEXAS
SOUTH CAROLINA
ARIZONA
MARYLAND
MASSACHUSETTS
OREGON
NEVADA
NORTH DAKOTA
HAWAII
IDAHO
WISCONSIN
WEST VIRGINIA
CONNECTICUT
MINNESOTA
ALABAMA
PENNSYLVANIA
INDIANA
UTAH
NORTH CAROLINA
%
Collateral Balance Distribution by State
GROUP 3

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
938
532,327,143.24
98.89%
532,359,371.40
13
5,976,631.68
1.11%
5,977,114.59
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
951
538,303,774.92
538,336,485.99
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
938
532,327,143.24
98.89%
532,359,371.40
13
5,976,631.68
1.11%
5,977,114.59
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
951
538,303,774.92
100.00%
538,336,485.99
All Groups
Current
30 - 59
days
Current 98.9%
30 - 59 days 1.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
628
351,913,115.82
98.33%
351,935,377.41
13
5,976,631.68
1.67%
5,977,114.59
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
641
357,889,747.50
357,912,492.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
628
351,913,115.82
98.33%
351,935,377.41
13
5,976,631.68
1.67%
5,977,114.59
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
641
357,889,747.50
100.00%
357,912,492.00
Group 1
Current
30 - 59 days
Current 98.3%
30 - 59 days 1.7%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
102
52,433,512.20
100.00%
52,433,022.63
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
102
52,433,512.20
52,433,022.63
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
102
52,433,512.20
100.00%
52,433,022.63
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
102
52,433,512.20
100.00%
52,433,022.63
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
208
127,980,515.22
100.00%
127,990,971.36
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
208
127,980,515.22
127,990,971.36
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
208
127,980,515.22
100.00%
127,990,971.36
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
208
127,980,515.22
100.00%
127,990,971.36
Group 3
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 5,976,631.68 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
13
5,976,631.68
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
5,976,631.68
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
13
5,976,631.68
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 5,976,631.68 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
13
5,976,631.68
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
5,976,631.68
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
13
5,976,631.68
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 3
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
Group 3
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
Group 3
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
13 5,976,631.68
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
13 5,976,631.68
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Group 1
Group 2
Group 3
Total
Current
8.83%
2,767,278.69
20.99%
1,039,774.78
9.00%
1,010,329.72
10.14%
4,817,383.19
Life CPR
8.83% 20.99% 9.00% 10.14%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Group 3
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Group 2
Group 3
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Group 2
Group 3
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Group 2
Group 3
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Group 2
Group 3
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
4 2,552,196.00 2,552,196.00 0.00 360,687,044.29
GROUP 2
2 1,035,500.00 1,035,500.00 0.00 53,475,311.23
GROUP 3
1 1,000,000.00 1,000,000.00 0.00 129,001,785.49
TOTAL:
7
4,587,696.00
4,587,696.00
0.00
0.71%
99.29%
1
1.94%
98.06%
2
0.78%
99.22%
3
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
122650948 332,760.00 332,760.00 332,760.00 0.00 0.00 0.00 Voluntary PIF
11/30/2006
0.00 6.875%
0.00
122934961 913,700.00 913,700.00 913,700.00 0.00 0.00 0.00 Voluntary PIF
11/28/2006
0.00 6.375%
0.00
122935463 668,000.00 668,000.00 668,000.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 6.625%
0.00
122936776 637,736.00 637,736.00 637,736.00 0.00 0.00 0.00 Voluntary PIF
11/08/2006
0.00 6.750%
0.00
Total:
4
2,552,196.00
2,552,196.00
0.00
2,552,196.00
0.00
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
122133663 570,500.00 570,500.00 570,500.00 0.00 0.00 0.00 Voluntary PIF
12/01/2006
0.00 6.625%
0.00
122941966 465,000.00 465,000.00 465,000.00 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 6.750%
0.00
Total:
2
1,035,500.00
1,035,500.00
0.00
1,035,500.00
0.00
0.00
0.00
0.00
GROUP 3
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
122954746 1,000,000.00 1,000,000.00 1,000,000.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 6.625%
0.00
Total:
1
1,000,000.00
1,000,000.00
0.00
1,000,000.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2006-11
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #